Cover	Aug. 20, 2025
Cover [Abstract]
Entity Registrant Name	LZG INTERNATIONAL, INC.
Entity Central Index Key	0001126115
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 20, 2025
Entity Ex Transition Period	false
Entity File Number	000-53994
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	90-1907109
Entity Address Address Line 1	135 WEST 41st STREET
Entity Address Address Line 2	SUITE 5-104
Entity Address City Or Town	NEW YORK
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10036
City Area Code	917
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	310-3978